OPERATING LEASE- Consolidated balancesheet information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Lessee, Lease, Description [Line Items]
Right-of-use assets	¥ 11,324	$ 1,735	¥ 43,043	¥ 27,653
Operating lease liabilities - current	6,988	1,071	17,559	11,876
Operating lease liabilities – non-current	8,309	$ 1,273	27,734
Total lease liabilities				¥ 28,261
Previous Lease Standard ("ASC 840") [Member]
Lessee, Lease, Description [Line Items]
Right-of-use assets	11,324		43,043
Operating lease liabilities - current	6,988		17,559
Operating lease liabilities – non-current	8,309		27,734
Total lease liabilities	¥ 15,297		¥ 45,293
Weighted average remaining lease term	1 year 8 months 12 days	1 year 8 months 12 days	3 years
Weighted average discount rate	4.75%	4.75%	4.75%